Stock options (Details 3) (USD $)	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Option Outstanding and Exercisable
Number Outstanding	3,720,000
Remaining Average Contractual Life	9 years 6 months
Weighted Average Exercise Price	$ 4.12
Number Exercisable	116,666
Weighted Average Exercise Price	$ 4.23
Range 1 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.68
Number Outstanding	75,000
Remaining Average Contractual Life	4 years 7 months 17 days
Weighted Average Exercise Price	$ 4.68
Number Exercisable
Weighted Average Exercise Price
Range 2 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.25
Number Outstanding	385,000
Remaining Average Contractual Life	9 years 7 months 19 days
Weighted Average Exercise Price	$ 4.25
Number Exercisable	100,000
Weighted Average Exercise Price	$ 4.25
Range 3 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.20
Number Outstanding	10,000
Remaining Average Contractual Life	9 years 8 months 23 days
Weighted Average Exercise Price	$ 4.20
Number Exercisable
Weighted Average Exercise Price
Range 4 [Member]
Option Outstanding and Exercisable
Range of Exercise Price	4.09
Number Outstanding	3,250,000
Remaining Average Contractual Life	9 years 7 months 17 days
Weighted Average Exercise Price	$ 4.09
Number Exercisable	16,666
Weighted Average Exercise Price	$ 4.09